Goodwill and intangible assets, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 18,812
2025	17,607
2026	17,607
2027	14,165
2028	8,840
Thereafter	993
Intangible assets, net	$ 78,024	$ 98,458